Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	0000857769
Amendment Flag	false
Document Creation Date	Nov. 27, 2012
Document Effective Date	Nov. 27, 2012
Prospectus Date	Oct. 01, 2012